Shareholder Report, Holdings (Details)	May 31, 2025
C000219256 | Altria Group8683713
Holdings [Line Items]
Percent of Total Investments	6.70%
C000219256 | Bristol-Myers Squibb8683730
Holdings [Line Items]
Percent of Total Investments	5.10%
C000219256 | Verizon Communications8683793
Holdings [Line Items]
Percent of Total Investments	4.00%
C000219256 | AT&T8683723
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219256 | Palantir Technologies8683772
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219256 | Meta Platforms8683765
Holdings [Line Items]
Percent of Total Investments	3.00%
C000219256 | US Bancorp8683791
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | QUALCOMM8683780
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Gilead Sciences8683752
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Philip Morris International8683776
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219256 | Written Option
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
C000219256 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000219256 | Exchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219256 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219256 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219256 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219256 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219256 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000219256 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219256 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000219256 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219256 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000219256 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000219253 | Premier8683294
Holdings [Line Items]
Percent of Total Investments	0.60%
C000219253 | HCI Group8683105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Tetra Tech8683368
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Universal8683394
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Encompass Health8683051
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | New York Times8683244
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | WR Berkley8683441
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | CACI International8682978
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Royal Gold8683321
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | HCA Healthcare8683103
Holdings [Line Items]
Percent of Total Investments	0.50%
C000219253 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000219253 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219253 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219253 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000219253 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219253 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219253 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219253 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000219253 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219253 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000219253 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000219253 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219254 | Altria Group8683456
Holdings [Line Items]
Percent of Total Investments	6.60%
C000219254 | Bristol-Myers Squibb8683474
Holdings [Line Items]
Percent of Total Investments	5.00%
C000219254 | Verizon Communications8683541
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219254 | AT&T8683467
Holdings [Line Items]
Percent of Total Investments	3.90%
C000219254 | Palantir Technologies8683516
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219254 | Meta Platforms8683509
Holdings [Line Items]
Percent of Total Investments	2.90%
C000219254 | US Bancorp8683539
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | QUALCOMM8683524
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | Gilead Sciences8683497
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219254 | Philip Morris International8683521
Holdings [Line Items]
Percent of Total Investments	2.70%
C000219254 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219254 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219254 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219254 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219254 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000219254 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219254 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000219254 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219254 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000219254 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000219254 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000219255 | HCI Group8683612
Holdings [Line Items]
Percent of Total Investments	2.80%
C000219255 | Cal-Maine Foods8683574
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219255 | Innoviva8683615
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219255 | International Seaways8683620
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219255 | Dorian LPG8683587
Holdings [Line Items]
Percent of Total Investments	2.40%
C000219255 | EZCORP8683602
Holdings [Line Items]
Percent of Total Investments	2.30%
C000219255 | Assured Guaranty8683565
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219255 | Perdoceo Education8683646
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219255 | Premier8683649
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219255 | Brightsphere Investment Group8683551
Holdings [Line Items]
Percent of Total Investments	1.40%
C000219255 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219255 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219255 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219255 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219255 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219255 | Energy
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219255 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219255 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000219255 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219255 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000219255 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000219255 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000226842 | NVIDIA8683917
Holdings [Line Items]
Percent of Total Investments	5.60%
C000226842 | Microsoft8683909
Holdings [Line Items]
Percent of Total Investments	5.40%
C000226842 | Meta Platforms8683907
Holdings [Line Items]
Percent of Total Investments	4.80%
C000226842 | Alphabet8683804
Holdings [Line Items]
Percent of Total Investments	4.60%
C000226842 | Mastercard8683900
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226842 | ServiceNow8683936
Holdings [Line Items]
Percent of Total Investments	4.50%
C000226842 | Visa8683959
Holdings [Line Items]
Percent of Total Investments	4.40%
C000226842 | Booking Holdings8683814
Holdings [Line Items]
Percent of Total Investments	4.30%
C000226842 | Procter & Gamble8683925
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226842 | Intuitive Surgical8683880
Holdings [Line Items]
Percent of Total Investments	4.00%
C000226842 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226842 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000226842 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000226842 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000226842 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000226842 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000226842 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226842 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000226842 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.50%